OPERATING COSTS AND EXPENSES - Expense Related to the Voluntary Dismissal Plan (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) employee	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments
Number of Quantity of Employees	2,494
Voluntary Dismissal Plan	R$ (1,260,370)	R$ (9,610)
Dismissal 2022
Disclosure of detailed information about financial instruments
Number of Quantity of Employees | employee	821
Voluntary Dismissal Plan	R$ (373,883)
Dismissal 2023
Disclosure of detailed information about financial instruments
Number of Quantity of Employees | employee	1,673
Voluntary Dismissal Plan	R$ (886,487)